Note 17 - Discontinued Operations (Details Textual) - USD ($)		12 Months Ended
	May 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Eurodry [Member]
Due from Related Parties, Total		$ 24,600,000
Eurodry [Member] | Shipbuilding Contracts [Member]
Related Party Transaction, Amounts of Transaction			$ 29,800,000
Eurodry [Member] | Restricted Cash [Member]
Related Party Transaction, Amounts of Transaction			1,200,000
Eurodry [Member] | Acquisition of "Tasos" [Member]
Related Party Transaction, Amounts of Transaction			4,500,000
Eurodry [Member] | Reduction of Series B Preferred Shares Balance [Member]
Due from Related Parties, Total		17,800,000
Eurodry [Member] | Equity Contribution for the Vessels Spun-off [Member]
Due from Related Parties, Total			5,500,000
Eurodry [Member] | Reduction Due To Related Company's Liability [Member]
Increase (Decrease) in Due to Related Parties, Total			(1,300,000)
Eurodry [Member] | Construction Cost and General Administrative Expenses [Member]
Related Party Transaction, Amounts of Transaction		3,300,000
Eurodry [Member] | Vessel Acquisition [Member]
Related Party Transaction, Amounts of Transaction		52,520,000
Eurodry [Member] | Allocated Equity from Accumulated Deficit [Member]
Related Party Transaction, Amounts of Transaction		9,660,000
Eurodry [Member] | Allocated Equity to Equity [Member]
Related Party Transaction, Amounts of Transaction		$ 42,860,000
Eurodry Subsidiaries [Member] | Loan Drawn [Member]
Related Party Transaction, Amounts of Transaction			10,900,000
Eurodry [Member] | Long Term Liabilities of Discounted Operations [Member]
Due from Related Parties, Total			$ 24,600,000
Series B Preferred Stock [Member] | Eurodry [Member]
Percentage of Preferred Stock Outstanding			50.00%
Eurodry [Member]
Common Stock, Value, Received	$ 2,254,830
Percentage of Preferred Stock Outstanding		50.00%
Eurodry [Member] | Series B Preferred Stock [Member]
Preferred Stock, Shares, Received	19,042